Unit Activity	12 Months Ended
Dec. 31, 2018
Unit Activity [Abstract]
Unit Activity
Unit Activity
The changes in contract owner units outstanding(1) for the Real Property Account by product for the years ended December 31, 2018, 2017 and 2016 were as follows:

December 31, 2018
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	19,136	2,004	—		21,140
Units redeemed:	(82,538)	(26,808)		(219)	(109,565)

December 31, 2017
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	14,469	4,978	—	—	19,447
Units redeemed:	(105,566)	(21,478)	(13,762)	(157)	(140,963)

December 31, 2016
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	47,751	9,826	—	—	57,577
Units redeemed:	(119,376)	(23,456)	—	(60)	(142,892)

(1) 2016 contract owner transaction amounts were reclassified in 2017 to conform to the current presentation.